UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:

BlackRock Limited Duration Income Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Limited Duration Income Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	October 31, 2004

Date of reporting period:	July 31, 2004

Item 1. Schedule of Investments

The Trust's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
July 31, 2004

BlackRock Limited Duration Income Trust (BLW)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—145.6%
			Corporate Bonds—62.9%
			Aero & Defense—2.2%
NR	$ 4,000		Raytheon, 7.00%, 5/15/06	$ 4,222,240
BB-	5,000		Sequa Corp., Ser. B, 8.875%, 4/01/08	5,350,000
B-	5,885		Transdigm, Inc., 8.375%, 7/15/11	6,208,675

				15,780,915

			Automotive—5.4%
B3	5,000		Advanced Accesory Systems LLC, Ser. B, 10.75%, 6/15/11	5,000,000
B2	2,750		Collins & Aikman Products Co., 10.75%, 12/31/11	2,777,500
A3	7,500	[2]	DaimlerChrysler NA Holding Corp., 4.05%, 6/04/08	7,431,225
B+	3,000		Dura Operating Corp., Ser. B, 8.625%, 4/15/12	2,977,500
A3	7,500	[2]	Ford Motor Credit Co., 7.375%, 2/01/11	7,959,540
A3	7,500		General Motors Acceptance Corp., 6.875%, 8/28/12	7,622,925
BB-	4,640		TRW Automotive, Inc., 9.375%, 2/15/13	5,289,600

				39,058,290

			Basic Material—1.6%
B2	2,000	[3]	Gold Kist, Inc., 10.25%, 3/15/14	2,180,000
BB	5,000		Ipsco, Inc., 8.75%, 6/01/13	5,600,000
BB-	3,250		United States Steel LLC, 10.75%, 8/01/08	3,761,875

				11,541,875

			Building & Development—0.4%
B	250		Collins & Aikman Floorcovering, Ser. B, 9.75%, 2/15/10	258,750
BB+	3,000		D.R. Horton, Inc., 5.875%, 7/01/13	2,921,250

				3,180,000

			Chemical—2.8%
B-	2,820	[3]	BCP Caylux Holdings SCA, 9.625%, 6/15/14 (Luxembourg)	2,925,750
B	2,500	[3]	Huntsman Advanced Materials LLC, 11.00%, 7/15/10	2,831,250
B	3,000		Huntsman LLC, 11.625%, 10/15/10	3,337,500
B+	5,000		Lyondell Chemical Co., 11.125%, 7/15/12	5,550,000
B-	5,000		Rockwood Specialties Group, Inc., 10.625%, 5/15/11	5,375,000

				20,019,500

			Conglomerates—1.6%
B	3,000		Trimas Corp., 9.875%, 6/15/12	3,180,000
BBB	7,500	[2]	Tyco Intl. Group SA, 6.125%, 11/01/08	8,048,475

				11,228,475

			Consumer Products—2.7%
B+	5,000		Group 1 Automotive, Inc., 8.25%, 8/15/13	5,175,000
BB+	5,000		JC Penney Co., Inc., 8.00%, 3/01/10	5,612,500
B+	5,000		Rite Aid Corp., 8.125%, 5/01/10	5,212,500
B+	3,500		Sonic Automotive, Inc., Ser. B, 8.625%, 8/15/13	3,596,250

				19,596,250

			Containers & Glass—1.3%
B-	4,980		Graphic Packaging Intl., Inc., 9.50%, 8/15/13	5,453,100
B+	4,000		Silgan Holdings, Inc., 6.75%, 11/15/13	3,940,000

				9,393,100

			Ecological Services & Equipment—2.3%
B+	6,783	[2]	Allied Waste NA, Inc., Ser. B, 10.00%, 8/01/09	7,139,108
B	2,000		Casella Waste Systems, Inc., 9.75%, 2/01/13	2,145,000
B	6,250	[2]	National Waterworks, Inc., Ser. B, 10.50%, 12/01/12	7,046,875

				16,330,983

BlackRock Limited Duration Income Trust (BLW) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Energy—9.2%
B+	$ 5,500	[2,3]	AES Corp., The, 8.75%, 5/15/13	$ 6,008,750
BB-	5,290		Chesapeake Energy Corp., 7.50%, 9/15/13	5,607,400
BB	2,000		Compagnie Generale de Geophysique SA, 10.625%, 11/15/07 (France)	2,127,500
B	5,000		Dresser, Inc., 9.375%, 4/15/11	5,400,000
B	4,475	[2,3]	Dynegy Holdings, Inc., 10.125%, 7/15/13	4,922,500
B-	4,000		El Paso Production Holding Co., 7.75%, 6/01/13	3,820,000
BB-	2,160	[3]	Gazprom, 9.625%, 3/01/13 (Russia)	2,259,900
CCC+	3,000	[3]	Gemstone Investor Ltd., 7.71%, 10/31/04	3,030,000
B+	2,950		Hanover Equipment Trust, Ser. B, 8.75%, 9/01/11	3,163,875
B	5,000	[3]	Hilcorp Energy I LP, 10.50%, 9/01/10	5,500,000
B+	2,000		Massey Energy Corp., 6.95%, 3/01/07	2,070,000
B1	5,000		Midwest Generation LLC, Ser. A, 8.30%, 7/02/09	5,150,000
B	5,000		Swift Energy Co., 9.375%, 5/01/12	5,375,000
BBB-	5,000		Westport Resources Corp., 8.25%, 11/01/11	5,729,300
			Williams Cos, Inc.,
B+	1,000		zero coupon, 3/15/12	1,092,500
B+	5,000		8.625%, 6/01/10	5,612,500

				66,869,225

			Finance & Banking—7.1%
BB	3,000		Crum & Forster Holdings Corp., 10.375%, 6/15/13	3,255,000
			JP Morgan HYDIB,
Ba3	10,000	[2,3]	6.40%, 6/20/08	9,900,000
B3	9,815	[2,3]	9.00%, 6/20/08	10,060,185
Baa2	5,000	[3]	Kazkommerts Intl. BV, 10.125%, 5/08/07 (Netherlands)	5,525,000
B1	4,500	[3]	Sheridan Acquisition Corp., 10.25%, 8/15/11	4,775,625
B+	5,000		Southern Star Central Corp., 8.50%, 8/01/10	5,425,000
AAA	7,894	[2]	Structured Asset Receivable Trust, 2.13%, 1/21/10	7,867,209
BB-	4,215	[2]	Western Financial Bank, 9.625%, 5/15/12	4,636,500

				51,444,519

			Forest Products—2.5%
B	4,000		Caraustar Industries, Inc., 9.875%, 4/01/11	4,160,000
BB+	5,685	[2]	Georgia Pacific Corp., 8.875%, 2/01/10	6,495,113
BBB	7,500	[2]	Weyerhaeuser Co., 5.25%, 12/15/09	7,686,330

				18,341,443

			Health Care—4.3%
A-	4,000		Alaris Med Systems Inc., 7.25%, 7/01/11	4,480,000
BB	5,000		Amerisourcebergen Corp., 8.125%, 9/01/08	5,425,000
B-	5,000	[2]	Concentra Operating Corp., 9.50%, 8/15/10	5,400,000
B-	370	[3]	Curative Health Services, Inc., 10.75%, 5/01/11	334,850
B-	3,000		Insight Health Services Corp., Ser. B, 9.875%, 11/01/11	3,232,500
B-	3,000		Norcross Safety Prods LLC, 9.875%, 8/15/11	3,240,000
			Tenet Healthcare Corp.,
B-	1,875		6.375%, 12/01/11	1,682,813
B-	25		6.50%, 6/01/12	22,250
B-	2,400	[3]	9.875%, 7/01/14	2,484,000
B	4,500		United Surgical Partners Int’l., Inc., 10.00%, 12/15/11	5,107,500

				31,408,913

			Hotels & Casino—2.6%
B	3,500		Ameristar Casinos Inc., 10.75%, 2/15/09	3,937,500
B+	4,125		Boyd Gaming Corp., 7.75%, 12/15/12	4,248,750
Ba3	2,671		Host Marriot Corp., Ser. B, 7.875%, 8/01/08	2,744,452
B	2,000		John Q. Hammons Hotels LP, Ser. B, 8.875%, 5/15/12	2,200,000
Ba2	5,425		MGM Mirage, 9.75%, 6/01/07	5,960,719

				19,091,421

BlackRock Limited Duration Income Trust (BLW) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Industrials—1.8%
B-	$ 4,000	[3]	Fasten Tech Inc., 11.50%, 5/01/11	$ 4,480,000
B	5,025		Hexcel Corp., 9.875%, 10/01/08	5,502,375
B-	3,000		Williams Scotsman, Inc., 9.875%, 6/01/07	2,970,000

				12,952,375

			Leisure—0.5%
BB+	3,500		Royal Caribbean Cruises Ltd., 8.00%, 5/15/10 (Liberia)	3,797,500

			Media—6.6%
B1	2,500		Alliance Atlantis Communications, Inc., 13.00%, 12/15/09 (Canada)	2,731,250
B-	3,500		CBD Media Inc., 8.625%, 6/01/11	3,710,000
BB-	5,000		Cenveo Corp., 9.625%, 3/15/12	5,387,500
BBB	6,685	[2]	Comcast Cable Communications, 6.875%, 6/15/09	7,334,180
BB-	6,000	[2]	CSC Holdings Inc., 7.875%, 12/15/07	6,300,000
B	2,000		Dex Media East LLC, 12.125%, 11/15/12	2,370,000
BB-	2,000		Echostar Dbs Corporation, 5.75%, 10/01/08	1,985,000
B	5,000		Houghton Mifflin Company, 9.875%, 2/01/13	5,137,500
B-	3,250		Nextmedia Operating, Inc., 10.75%, 7/01/11	3,648,125
B+	2,500	[3]	Paxson Communications Corp., 4.35%, 10/15/04	2,509,375
B-	4,650		Salem Communications Corp., 7.75%, 12/15/10	4,766,250
B	1,000		Von Hoffman Corp., 10.25%, 3/15/09	1,090,000
CCC+	1,375		WRC Media, Inc., 12.75%, 11/15/09	1,251,250

				48,220,430

			Real Estate—0.8%
BB	5,860	[2,3]	American Real Estate Partners LP, 8.125%, 6/01/12	6,006,500

			Technology—1.7%
B1	2,708		Amkor Tech. Inc., 7.75%, 5/15/13	2,308,570
B-	2,500		Chippac Int. Ltd., Ser. B, 12.75%, 8/01/09	2,656,250
Ba2	3,972		Flextronics Intl Ltd., 6.50%, 5/15/13	3,892,560
BB+	3,500		Unisys Corp., 6.875%, 3/15/10	3,552,500

				12,409,880

			Telecommunication—4.3%
B-	6,000		ACC Escrow Corp., Ser. B, 10.00%, 8/01/11	5,220,000
A-	5,000	[2]	Deutsche Telekom Intl. Finance BV, 8.50%, 6/15/10 (Netherlands)	5,893,100
BB	5,000	[2]	Nextel Communications, Inc., 7.375%, 8/01/15	5,237,500
B+	4,210	[3]	PanAmSat Corp., 9.00%, 8/15/14	4,210,000
B	4,000		Qwest Communications Intl., Inc., 4.75%, 2/15/09	3,820,000
BB-	6,000	[2,3]	Qwest Corp., 9.125%, 3/15/12	6,585,000

				30,965,600

			Transportation—1.2%
BB+	1,650		Overseas Shipholding Group, Inc., 8.75%, 12/01/13	1,782,000
B	3,720		Railamerica Transportation Corp., 12.875%, 8/15/10	4,240,800
B	3,015		Sea Containers Ltd., 10.50%, 5/15/12 (Bermuda)	3,015,000

				9,037,800

			Total Corporate Bonds	456,674,994

			Bank Loans—46.0%
			Aero & Defense—0.2%
	1,484		Transdigm, Inc., Term Loan, LIBOR + 2.25%, 4/12/11	1,501,401

			Automotive—1.7%
	498		CSK Auto, Inc., Term Loan B, LIBOR + 2.25%, 6/18/09	503,719
	1,250		Dayco Products, LLC, Term Loan B, LIBOR + 3.00%, 6/30/10	1,266,406
	2,859		EaglePicher Industries, Term Loan B, LIBOR + 3.00%, 8/07/09	2,878,498
	1,317		Metaldyne Co. LLC, Term Loan D, LIBOR + 4.25%, 12/31/09	1,315,721
			Tenneco Automotive, Inc.,
	446		Term Loan B, LIBOR + 3.00%, 11/30/10	454,026
	1,002		Term Loan B1, LIBOR + 3.00%, 11/30/10	1,020,507
	2,776		TRW Automotive Aquisitions Corp., Term Loan D1, LIBOR + 2.25%, 2/28/11	2,822,491
	1,888		Williams Scotsman, Inc., Term Loan B, LIBOR + 3.00%, 12/31/08	1,911,353

				12,172,721

BlackRock Limited Duration Income Trust (BLW) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Basic Material—0.1%
	$ 500	Metokote Corp., Term Loan B, LIBOR + 5.75%, 2/01/11	$ 505,000

		Building & Development—0.7%
	1,474	Associated Materials, Inc., Term Loan, LIBOR + 2.75%, 8/20/10	1,485,965
	998	Builders Firstsource, Inc., Term Loan A, LIBOR + 3.25%, 2/25/10	1,003,734
	850	Goodman Global Holdings, Inc., Term Loan B, LIBOR + 2.00%, 11/30/09	860,094
	1,000	Landsource Communities Development, LLC, Term Loan, LIBOR + 4.25%, 3/31/10	1,013,125
		Ply Gem Industries,
	75	CAD Term Loan, LIBOR + 2.50%, 3/15/10	74,953
	424	USD Term Loan, LIBOR + 2.50%, 10/01/11	424,732

			4,862,603

		Chemical—2.3%
		Celanese,
	3,000	Term Loan B, LIBOR + 2.50%, 11/03/11	3,091,251
	1,000	Term Loan C, LIBOR + 4.25%, 6/03/11	1,015,417
	3,000	Cognis, Term Loan B, LIBOR + 4.75%, 11/15/13	2,981,250
	1,750	Huntsman Intl. LLC, Term Loan B, LIBOR + 3.25%, 12/31/10	1,774,938
	931	INEOS Group Holdings PLC, Term Loan C, LIBOR + 3.50%, 6/30/09	943,033
	2,717	Nalco Chemical Co., Term Loan B, LIBOR + 2.50%, 11/01/10	2,756,001
	2,485	Rockwood Specialties Group, Term Loan A, LIBOR + 8.00%, 1/31/06	2,475,060
	1,000	Term Loan B, LIBOR + 2.25%, 8/15/12	1,000,000
	993	USI Holdings Corp., Term Loan B, LIBOR + 2.50%, 7/30/08	1,001,184

			17,038,134

		Conglomerates—2.3%
		Colfax Corp.,
	3,700	Term Loan B, LIBOR + 3.00%, 6/30/09	3,711,562
	1,250	Term Loan C, LIBOR + 6.00%, 6/30/10	1,275,000
		Invesys Intl. Holdings LTD.,
	1,996	Term Loan, LIBOR + 3.50%, 8/30/09	2,025,783
	4,250	Term Loan B, LIBOR + 4.75%, 11/30/09	4,356,250
	748	Precise Technology, Inc., Term Loan A, LIBOR + 3.00%, 3/31/11	752,333
	2,481	Quintiles Transnational Corp., Term Loan B, LIBOR + 4.25%, 9/25/09	2,518,469
	1,985	Trimas Corp., Term Loan B, LIBOR + 3.50%, 12/31/09	1,996,771

			16,636,168

		Consumer Products—6.9%
	1,066	Alimentation Couche Tard, Inc., Term Loan B, LIBOR + 2.25%, 12/31/10	1,078,953
	500	Buffets, Inc., Term Loan LC, LIBOR + 3.60%, 6/28/09	507,500
	1,735	CKE Restaurants, Term Loan, LIBOR + 3.00%, 5/17/09	1,760,584
	500	Coinstar, Inc., Term Loan, LIBOR + 2.25%, 7/15/11	508,125
	1,080	Dole Food Co., Inc., Term Loan D, LIBOR + 2.25%, 8/30/08	1,096,322
	3,339	Dr. Pepper Bottling Company of Texas, Term Loan B, LIBOR + 2.50%, 12/30/10	3,373,096
	1,463	DS Waters Enterprises LP, Term Loan B, LIBOR + 2.75%, 11/30/09	1,441,477
	500	Harbor Freight Tools, Term Loan B, LIBOR + 3.00%, 7/30/10	505,000
	1,985	Jarden Corp., Term Loan B, LIBOR + 2.25%, 4/30/08	2,004,850
	2,586	Jostens, Inc., Term Loan B, LIBOR + 2.50%, 7/08/10	2,618,713
	1,000	Keystone Foods, Term Loan, LIBOR + 2.50%, 6/30/11	1,010,000
	4,000	Kosa BV, Term Loan B, LIBOR + 3.00%, 4/30/11	4,055,000
	1,000	Language Line Inc., Term Loan, LIBOR + 2.25%, 6/14/11	1,010,000
	1,674	Le Nature, Term Loan B, LIBOR + 4.00%, 5/30/10	1,693,212
	1,514	Meow Mix Co., Term Loan B, LIBOR + 4.25%, 8/30/09	1,506,068
	2,985	Michael Foods, Inc., Term Loan B, LIBOR + 2.50%, 11/30/10	3,027,909
	1,000	Nice Pak Products, Term Loan, Prime + 2.50%, 6/15/10	1,010,000
		Olympus Cable Holdings, LLC,
	2,000	Term Loan A, Prime + 1.25%, 6/30/10	1,916,786
	3,500	Term Loan B, Prime + 2.00%, 9/30/10	3,376,250
	2,818	Oriental Trading Co., Inc., Term Loan B, LIBOR + 2.75%, 6/30/09	2,840,462
	1,977	Pantry, Inc., The, Term Loan, LIBOR, 2/18/11	2,003,993
	1,000	Pierre Foods Inc., Term Loan B, LIBOR + 2.75%, 7/15/10	1,011,250

BlackRock Limited Duration Income Trust (BLW) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Consumer Products—(continued)
	$ 1,496	Prestige Brands Holdings, Inc., Term Loan B, LIBOR + 4.25%, 4/07/11	$ 1,517,447
	3,829	R.H. Donnelley, Inc., Term Loan B2, LIBOR + 2.25%, 6/30/10	3,871,243
	1,197	Scotts Co., The, Term Loan B, LIBOR + 2.00%, 10/30/10	1,202,558
	973	Sealy Mattress Co., Term Loan B, LIBOR + 2.50%, 3/31/12	987,002
	3,218	Tempur Pedic, Term Loan B, LIBOR + 3.00%, 8/13/09	3,249,675

			50,183,475

		Containers & Glass—3.7%
	1,000	Bway Corp., Term Loan B, LIBOR + 1.25%, 6/30/11	1,015,000
	5,700	Crown Cork & Seal Co., Inc., Term Loan B1, LIBOR + 3.00%, 9/30/08	5,778,375
	3,980	Graphic Packaging Intl., Inc., Term Loan B, LIBOR + 2.75%, 6/30/10	4,038,040
		Owens-Brockway Glass Container, Inc.,
	8,500	Term Loan A, LIBOR + 3.00%, 6/30/07	8,604,482
	1,000	Term Loan C, LIBOR + 3.00%, 3/15/08	1,001,250
	952	Term Loan C1, LIBOR + 3.00%, 3/15/08	965,476
	2,970	Silgan Holdings, Inc., Term Loan B, LIBOR + 1.75%, 11/30/08	2,999,624
	494	Sola International, Inc., Term Loan, LIBOR + 3.00%, 11/30/09	500,539
	1,995	Solo Cup, Inc., Term Loan B, LIBOR, 2/27/11	2,016,612

			26,919,398

		Ecological Services & Equipment—0.8%
		Allied Waste NA, Inc.,
	1,000	Term Loan A, LIBOR + 2.75%, 1/15/10	1,015,417
	4,000	Term Loan C, LIBOR + 2.75%, 1/15/10	4,053,572
	1,000	Envirosolutions, Inc., Term Loan, LIBOR + 4.00%, 2/28/09	1,000,000

			6,068,989

		Electronics—0.5%
	3,307	Knowles Electronics, Inc., Term Loan B, LIBOR + 5.00%, 6/29/07	3,323,564
	487	SGL Carbon LLC, Term Loan, LIBOR + 3.00%, 6/30/09	486,984

			3,810,548

		Energy—3.9%
	429	AES Corp., The, Term Loan, LIBOR + 4.00%, 4/30/08	433,623
	1,980	Calpine Corp., Term Loan B, LIBOR + 5.75%, 7/15/07	1,694,825
	6,943	Centerpoint Energy, Inc., Term Loan B, LIBOR + 3.50%, 10/30/06	7,015,571
	2,000	Getty Petroleum, Inc., Term Loan, LIBOR + 3.25%, 5/20/10	2,028,750
		Gulfterra Energy Partners, LP,
	1,990	Term Loan B, LIBOR + 2.25%, 11/30/08	2,009,900
	500	Term Loan B2, LIBOR + 2.25%, 10/11/07	505,000
	2,000	La Grange Acquisition, LP, Term Loan, LIBOR + 3.00%, 1/18/08	2,027,500
	5,500	Mission Energy Holdings Co., Term Loan, LIBOR + 5.00%, 11/19/06	5,510,312
	578	NRG Energy, Inc., Term Loan, LIBOR + 4.00%, 5/08/10	596,645
	496	Pike Electric, Term Loan, LIBOR + 2.25%, 6/30/12	504,934
	5,762	Reliant Resources, Inc., Term Loan, LIBOR, 3/15/07	5,746,316

			28,073,376

		Finance & Banking—0.8%
	1,000	Conseco Inc., Term Loan, LIBOR + 4.00%, 6/16/10	1,013,125
	1,975	Global Cash Access, LLC, Term Loan, LIBOR + 2.75%, 3/15/10	2,004,625
	2,000	SBA Senior Finance, Inc., Term Loan, LIBOR + 3.50%, 10/31/08	2,012,500
	494	Universal American Financial Corp., Term Loan B, LIBOR + 2.25%, 5/25/09	493,750

			5,524,000

		Forest Products—1.7%
		MDCP Acquisitions,
	4,000	Term Loan B3, LIBOR + 2.75%, 12/31/08	4,018,752
	4,000	Term Loan C3, LIBOR + 3.25%, 10/31/11	4,025,000
	1,493	RLC Industries Co., Term Loan B, LIBOR + 2.00%, 1/26/10	1,503,694
		SP Newsprint Co., Term Loan B,
	1,611	LIBOR, 1/09/10	1,633,264
	876	LIBOR + 3.00%, 1/08/10	888,439

			12,069,149

BlackRock Limited Duration Income Trust (BLW) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Health Care—3.8%
	$ 211	Ameripath, Inc., Term Loan C, LIBOR + 3.00%, 3/20/10	$ 211,662
	746	Atrium Companies, Inc., Term Loan B, LIBOR + 2.75%, 11/19/08	754,024
	3,960	Community Health Systems, Inc., Term Loan, LIBOR + 2.50%, 6/16/11	4,004,244
	2,970	Concentra Operating Corp., Term Loan B, LIBOR + 3.75%, 8/13/09	3,008,363
	2,738	Connecticare, Inc., Term Loan B, LIBOR + 3.75%, 10/31/09	2,751,187
	2,968	Davita, Inc., Term Loan B, LIBOR + 2.00%, 6/23/09	2,994,175
	488	DJ Orthopedics LLC, Term Loan B, LIBOR + 2.25%, 4/30/09	492,375
	2,015	Empi Corp., Term Loan B, LIBOR + 3.00%, 11/30/09	2,018,772
		Fisher Scientific Intl., Inc.,
	500	Term Loan, LIBOR + 1.50%, 6/15/11	504,063
	1,109	Term Loan C, LIBOR + 2.00%, 2/28/10	1,114,026
	1,000	Iasis Healthcare Corp., Term Loan B, LIBOR + 2.25%, 6/30/11	1,014,375
	3,000	Jean Coutu, Term Loan B, LIBOR + 2.25%, 6/30/11	3,031,341
	2,485	Kinetic Concepts, Inc., Term Loan B, LIBOR + 2.00%, 8/05/10	2,516,062
	500	Medical Device Manufacturing, Term Loan, LIBOR + 3.00%, 6/29/10	506,250
	1,425	Orthofix Intl. NV, Term Loan B, LIBOR, 1/09/09	1,437,469
	1,000	Wellcare Health Plans, Inc., Term Loan B, LIBOR + 4.00%, 5/13/09	996,250

			27,354,638

		Hotels & Casino—0.9%
	1,000	Boyd Gaming Corp., Term Loan B, LIBOR + 1.75%, 5/14/11	1,011,563
	2,940	Greektown Casino, LLC, Term Loan D, LIBOR + 3.50%, 9/01/04 - 9/30/04	2,941,287
	498	Green Valley Ranch Gaming, LLC, Term Loan B, LIBOR, 12/01/10	502,475
	2,418	Marina District Finance Co., Inc., Term Loan A, LIBOR + 2.75%, 12/01/07	2,438,926

			6,894,251

		Industrials—3.0%
	1,938	Alderwoods Group, Inc., Term Loan B, LIBOR + 2.75%, 9/30/08	1,965,672
	998	Arinc, Inc., Term Loan B, LIBOR + 2.25%, 2/15/11	1,009,969
	1,000	Buhrmann Facility, Term Loan, LIBOR + 2.50%, 12/30/10	1,013,750
	2,239	Buhrmann U.S., Inc., Term Loan B1, LIBOR + 2.50%, 11/01/07 - 12/30/10	2,269,533
	2,494	Enersys, Inc., Term Loan A, LIBOR + 2.50%, 3/15/11	2,531,156
	3,000	Exide Technologies, Term Loan, LIBOR + 3.50%, 5/01/10	3,018,750
	959	Ionics, Inc., Term Loan, LIBOR + 2.75%, 2/12/11	972,621
	1,936	New Flyer, Inc., Term Loan B, LIBOR + 2.75%, 2/27/10	1,958,086
	2,925	Roper Industries, Inc., Term Loan B, LIBOR + 2.00%, 12/26/08	2,963,999
	1,493	Sensus Metering Systems, Inc., Term Loan B1, LIBOR + 3.00%, 12/30/09	1,508,047
	1,829	United Rentals NA, Inc., Term Loan, LIBOR + 2.25%, 2/12/11	1,859,839
	897	Worldspan, LP, Term Loan, LIBOR + 3.75%, 6/30/07	901,410

			21,972,832

		Media—7.6%
	500	Adams Outdoor Advertising, LP, Term Loan, LIBOR + 2.25%, 10/01/11	505,416
		Cinram International, Inc.,
	5,644	Term Loan B, LIBOR + 3.75%, 10/30/09	5,732,188
	1,474	Term Loan C, LIBOR, 4/30/10	1,488,327
	2,521	Dex Media East, LLC, Term Loan A, LIBOR + 2.00%, 11/08/08	2,549,174
		Dex Media West, LLC,
	4,456	Term Loan A, LIBOR + 2.25%, 9/01/09	4,536,783
	2,043	Term Loan B, LIBOR + 2.75%, 9/10/09	2,068,924
	3,717	DirecTV Holdings, LLC, Term Loan B2, LIBOR + 2.25%, 2/13/10	3,764,020
	4,500	Echostar DBS Corp., Term Loan, LIBOR + 2.25%, 4.85%, 10/01/08	4,680,000
	3,000	Emmis Communications, Term Loan B, LIBOR, 5/15/12	3,030,000
	1,750	Freedom Communications Inc., Term Loan B, LIBOR, 4/04/12	1,775,704
		Insight Midwest Holdings LLC,
	5,000	Term Loan, LIBOR + 2.25%, 1/06/10	5,070,140
	970	Term Loan B, LIBOR + 3.50%, 1/06/10	983,607
	2,000	Lions Gate Entertainment, Inc., Term Loan B, LIBOR + 3.25%, 12/31/08	2,012,500
	4,000	Mediacom Broadband Group, Term Loan B, LIBOR + 2.50%, 9/30/10	4,035,000
	1,990	MediaNews Group, Inc., Term Loan B, LIBOR + 2.00%, 12/30/10	2,014,045
	4,000	MGM, Inc., Term Loan B, LIBOR + 2.50%, 4/30/11	4,017,000

BlackRock Limited Duration Income Trust (BLW) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Media—(continued)
	$ 2,977		Rainbow Media Group, Term Loan C, LIBOR + 2.25%, 3/30/09	$ 2,984,309
	1,612		Relizon Company, The, Term Loan B, LIBOR + 3.00%, 2/15/11	1,616,344
	1,995		Warner Music Group, Term Loan, LIBOR, 4/08/11	2,022,431

				54,885,912

			Real Estate—0.2%
	1,644		Crescent Real Estate Equities LP, Term Loan B, LIBOR + 2.25%, 2/25/07	1,657,246

			Technology—0.3%
	500		Network Communications, Term Loan B, LIBOR + 4.00%, 6/15/11	505,000
	1,500		Verifone Inc., Term Loan B1, LIBOR + 2.50%, 6/30/11	1,518,750

				2,023,750

			Telecommunication—4.0%
	1,000		Atlantic Broadband Finance LLC, Term Loan B, LIBOR + 3.25%, 1/30/11	1,014,375
	998		Centennial Cellular Operating Co., Term Loan B, LIBOR + 2.75%, 2/09/11	1,001,419
	3,500		Charter Communications Operating LLC, Term Loan A, LIBOR + 3.25%, 4/30/11	3,447,063
	1,500		Consolidated Communications, Inc., Term Loan B1, LIBOR + 2.75%, 4/07/12	1,526,250
	4,466		Crown Castle Operating Co., Term Loan B, LIBOR + 3.50%, 4/30/10	4,471,833
	3,980		Nextel Finance Co., Term Loan E, LIBOR + 2.25%, 12/15/10	4,005,587
	2,500		Nextel Partners, Term Loan C, LIBOR + 2.50%, 5/18/11	2,538,125
	5,000		Qwest Corp., Term Loan A, LIBOR + 4.75%, 6/30/07	5,178,125
	1,712		Valor Telecommunication Enterprises II, LLC, Term Loan A, LIBOR + 2.50%, 8/31/07	1,712,819
	4,000		Western Wireless Corp., Term Loan B, LIBOR + 3.00%, 5/30/11	4,055,000

				28,950,596

			Transportation—0.6%
	1,000		Kenan Advantage Group Inc., Term Loan, LIBOR + 3.50%, 10/30/10	1,010,000
	1,953		Sirva Worldwide, Inc., Term Loan B, LIBOR + 2.50%, 11/30/10	1,965,147
	750		Transport Industries, LP, Term Loan, LIBOR + 4.00%, 6/14/10	750,000
	1,000		Transwestern Pipeline Co., Term Loan, LIBOR + 2.25%, 5/01/09	1,007,083

				4,732,230

			Total Bank Loans	333,836,417

			Mortgage Pass-Throughs—23.9%
			Federal National Mortgage Assoc.,
	8,951		4.327%, 12/01/33	8,998,784
	6,254		4.415%, 1/01/34	6,448,205
	121,700		5.00%, 12/01/99	122,574,780
	17,000	[2]	7.25%, 1/15/10	19,457,690
	15,653		TBA, 5.50%, 12/01/27 - 11/01/33	15,729,652

			Total Mortgage Pass-Throughs	173,209,111

			Interest Only Asset-Backed Securities—1.0%
	77,407		Sterling Coofs Trust, 2.362%, 4/15/29	6,894,086

			Interest Only Mortgage-Backed Securities—0.5%
	17,745		Federal National Mortgage Assoc., Ser. 64, Class QI, 1/25/33	3,673,962

			Commercial Mortgage-Backed Securities—0.1%
BB+	1,000	[3]	Bear Stearns Commercial Mortgage Secs Inc., Class K, 3.88%, 5/14/16	999,700

			Asset-Backed Securities—1.9%
AAA	6,900	[2]	DaimlerChrysler Auto Trust, Ser. B, Class A3, 2.25%, 8/08/07	6,868,176
AAA	7,125		Honda Auto Receivables, Class A3, 2.30%, 10/18/07	7,084,478

			Total Asset-Backed Securities	13,952,654

			Collateralized Mortgage Obligation Residuals—2.5%
			GSR Mortgage Loan Trust,
	9,299	[2]	Ser. 10, Class 2A1, 10/25/33	9,091,642
	9,128	[2]	Ser. 13, Class 1A1, 10/25/33	9,012,850

			Total Collateralized Mortgage Obligation Residuals	18,104,492

BlackRock Limited Duration Income Trust (BLW) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Foreign Government Bonds—2.5%
BB	$ 5,000		Columbia Republic, 9.75%, 4/23/09	$ 5,475,000
BB	5,000	[2]	Peru Republic, 9.125%, 2/21/12	5,225,000
B2	1,667		Republic of Venezuela, 2.75%, 12/18/07	1,609,315
B+	5,000		Turkey Republic, 11.375%, 11/27/06	5,637,500

			Total Foreign Government Bonds	17,946,815

			U.S. Government Securities—4.3%
			U.S. Treasury Notes,
	17,000		3.375%, 12/15/08	16,880,490
	6,000	[2]	3.875%, 5/15/09	6,055,320
	8,660	[2]	4.25%, 11/15/13	8,526,030

			Total U.S. Government Securities	31,461,840

			Total investments—145.6% (cost $1,036,748,053)	1,056,754,071
			Liabilities in excess of other assets—(45.6)%	(331,068,618)

			Net Assets—100%	$ 725,685,453

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch Ratings ratings.
[2]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2004, the Trust held 12.1% of its net assets, with a current market value of $87,528,385, in securities restricted as to resale.

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Limited Duration Income Trust

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Treasurer
Date:	September 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito

Name:	Robert S. Kapito
Title:	Principal Executive Officer
Date:	September 28, 2004

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Principal Financial Officer
Date:	September 28, 2004